Taxation (Details 2) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Oct. 29, 2014 USD ($)	Jun. 18, 2013 USD ($)	May. 06, 2013	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2014 $ / shares	May. 16, 2013 $ / shares
Income tax
Statutory tax rate (as a percent)				25.00%	25.00%	25.00%
Special dividend paid					¥ 165,951	¥ 48,246
Annual dividends payable as percentage of annual net income before share-based compensation expenses			60.00%
Deferred tax liabilities for the accumulated earnings expected to be distributed as cash dividends from the Group's PRC entities to the Group's overseas entities				¥ 9,441	6,517
Undistributed earnings from the Group's PRC entities				310,514	262,568
Estimated foreign withholding taxes due upon remittance of undistributed earnings				¥ 31,051	¥ 26,257
ADSs
Income tax
Special cash dividend declared (in dollars per share) | $ / shares										$ 0.67	$ 0.26
Special dividend paid | $	$ 19,767	$ 7,800
Hong Kong | Jiayuan Hong Kong
Income tax
Statutory tax rate (as a percent)				16.50%	16.50%	16.50%
The PRC
Income tax
Statutory tax rate (as a percent)				25.00%
Withholding tax rate payable by foreign-invested entities (as a percent)				10.00%
Withholding tax rate payable by foreign-invested entities with parent company incorporated in specified jurisdiction (as a percent)				5.00%
Withholding tax withheld on behalf of the Company's shareholders				¥ 0
The PRC | High and new technology enterprise
Income tax
Preferential income tax rate (as a percent)				15.00%
The PRC | Qualified software enterprise
Income tax
Exemption period for income tax rate				2 years
Reduction in income tax for three years following the exemption period (as a percent)				50.00%
Exemption period for 50% reduction in the tax rate following initial exemption period				3 years
The PRC | Qualified key software enterprises
Income tax
Preferential income tax rate (as a percent)				10.00%
The PRC | Shanghai Miyuan
Income tax
Statutory tax rate (as a percent)				25.00%	25.00%				25.00%
The PRC | Shanghai Miyuan | Qualified software enterprise
Income tax
Preferential income tax rate (as a percent)				12.50%	12.50%	12.50%
The PRC | Shanghai HQS
Income tax
Preferential income tax rate (as a percent)				10.00%	10.00%	10.00%
The PRC | Shanghai HQS | High and new technology enterprise
Income tax
Preferential income tax rate (as a percent)				15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
The PRC | Shanghai HQS | Qualified key software enterprises
Income tax
Preferential income tax rate (as a percent)				10.00%	10.00%	10.00%
The PRC | Beijing Miyuan | Qualified software enterprise
Income tax
Preferential income tax rate (as a percent)					12.50%
Exemption period for income tax rate					2 years
Reduction in income tax for three years following the exemption period (as a percent)					50.00%
Exemption period for 50% reduction in the tax rate following initial exemption period					3 years
The PRC | Beijing HQS
Income tax
Statutory tax rate (as a percent)				25.00%	25.00%	25.00%
The PRC | Xique
Income tax
Statutory tax rate (as a percent)				25.00%	25.00%	25.00%
The PRC | Beijing Aizhenxin
Income tax
Statutory tax rate (as a percent)				25.00%	25.00%	25.00%
The PRC | Jiayuan Shanghai Center
Income tax
Statutory tax rate (as a percent)				25.00%	25.00%	25.00%
The PRC | Beijing Youyue Hudong
Income tax
Statutory tax rate (as a percent)				25.00%	25.00%	25.00%
The PRC | Beijing Caiyuanlai
Income tax
Statutory tax rate (as a percent)				25.00%	25.00%	25.00%
The PRC | Shanghai Tengwan
Income tax
Statutory tax rate (as a percent)				25.00%	25.00%	25.00%